Intangible assets and goodwill - Impairment reviews (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Intangible assets and goodwill
Goodwill	₨ 961,186	₨ 653,666
Cash-generating units
Intangible assets and goodwill
Cash flow projections period	5 years	5 years
TSI Yatra Private Limited
Intangible assets and goodwill
Goodwill	₨ 103,670	₨ 103,670
Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited
Intangible assets and goodwill
Goodwill	549,996	₨ 549,996
Air Travel Bureau Limited
Intangible assets and goodwill
Goodwill	₨ 307,520